UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 28, 2022

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Rising Rates, Volatility Pressured Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From rising interest rates and soaring inflation to a Federal Reserve (Fed) policy pivot and mounting geopolitical unrest, most asset classes struggled as volatility intensified.

Early on, relatively high valuations after an extended performance run for the broad municipal bond (muni) market gave investors pause. Additionally, uncertainties surrounding proposed Biden administration tax and spending programs weighed on market sentiment. Investor reaction to the November passage of the Infrastructure Investment and Jobs Act was mixed. The bill omitted key financing tools many muni market advocates hoped it would restore. However, others were hopeful the bill’s infrastructure projects will boost municipal credit ratings and local bond issuance.

Meanwhile, surging inflation prompted the Fed to end its bond-buying program and prepare investors for the first Fed rate hike in more than three years. By period-end, Russia’s invasion of Ukraine aggravated the already-volatile climate in U.S. and global financial markets.

Rising inflation and expectations for Fed tightening fueled a steady rise in U.S. Treasury yields, and muni yields followed suit. Municipal bond returns declined for the six-month period but not as steeply as Treasury returns. California munis slightly underperformed their national municipal bond peers, while high-yield munis outperformed their investment-grade counterparts.

Staying Focused in Uncertain Times

We expect market volatility to linger amid elevated inflation and tighter Fed policy. In addition, Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. While the California muni market remains somewhat insulated from the financial market implications, we continue to evaluate the situation and what it broadly means for investors.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.8%
Other Assets and Liabilities	0.2%

Top Five Sectors	% of fund investments
Special Tax	36%
Hospital	13%
Charter School	8%
Multi-Family Housing	6%
General Obligation (GO) - Local	4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$968.00	$2.39	0.49%
I Class	$1,000	$969.80	$1.42	0.29%
Y Class	$1,000	$970.00	$1.27	0.26%
A Class	$1,000	$966.80	$3.61	0.74%
C Class	$1,000	$964.10	$7.26	1.49%
Hypothetical
Investor Class	$1,000	$1,022.37	$2.46	0.49%
I Class	$1,000	$1,023.36	$1.45	0.29%
Y Class	$1,000	$1,023.51	$1.30	0.26%
A Class	$1,000	$1,021.13	$3.71	0.74%
C Class	$1,000	$1,017.41	$7.45	1.49%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.8%
California — 98.5%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,534,990
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,028,850
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,349,972
Alameda Community Facilities District Special Tax, (District No. 13-1), 4.00%, 9/1/51	5,000,000	5,396,974
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,114,620
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,114,296
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,553,281
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,362,141
Bay Area Toll Authority Rev., VRN, 0.65%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,762,743
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,347,066
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,783,194
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,617,780
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,159,685
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,805,535
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,598,819
California Community Choice Financing Authority Rev., VRN, 0.65%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	17,549,395
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,592,732
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	5,022,813
California Community Housing Agency Rev., 5.00%, 8/1/49(2)	11,000,000	11,434,427
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,100,000	2,811,718
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	812,967
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	736,764
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	22,520,000	4,015,616
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	2,000,000	380,165
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	542,743
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	538,175
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	375,312
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	1,963,429
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 8/15/51	7,000,000	8,549,754
6

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	$6,020,000	$6,560,826
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 4.00%, 8/15/50	6,500,000	7,274,550
California Housing Finance Rev., 4.00%, 3/20/33	19,809,136	21,841,686
California Housing Finance Rev., 4.25%, 1/15/35	3,203,096	3,620,345
California Housing Finance Rev., 3.50%, 11/20/35	2,629,915	2,811,637
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,168,215
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	5,000,000	5,521,896
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,662,012
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,767,007
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,999,298
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,903,843
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,215,040
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	366,865
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,545,659
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	7,581,729
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,218,705
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/46 (BAM)	1,000,000	1,091,544
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,340,108
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	2,038,378
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	3,036,427
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,358,809
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,788,492
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	3,615,000	3,998,002
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,165,629
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,334,091
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,245,274
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	480,000	489,750
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,403,487
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,127,091
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,050,791
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	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	$1,500,000	$1,736,053
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,825,704
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,730,730
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,002,745
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,414,079
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,933,559
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,841,407
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,868,893
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,825,911
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/46	6,500,000	7,104,996
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,082,068
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,106,684
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	564,624
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	375,428
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	535,185
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	320,278
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,800,161
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,647,455
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	2,223,304
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,687,037
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	874,482
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,447,785
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,946,961
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	970,239
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,495,409
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,016,341
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,863,150
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	5,951,115
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	5,914,219
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,750,000	2,950,367
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	Principal Amount	Value
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	$2,700,000	$2,860,992
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	1,078,911
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,605,755
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	2,429,170
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	3,317,557
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,839,689
California Public Finance Authority Rev., 4.00%, 10/15/27	400,000	445,986
California Public Finance Authority Rev., 4.00%, 10/15/28	365,000	412,160
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	4,053,954
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	200,000	219,744
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,930,095
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,586,094
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,304,371
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,698,479
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,260,000	1,382,494
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,235,000	1,351,578
California Public Finance Authority Rev., VRN, 4.00%, 10/15/51	685,000	791,778
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	56,033
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	56,033
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	106,462
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	110,000	123,272
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	106,462
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	130,000	145,685
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	65,000	72,843
California School Finance Authority Rev., 5.00%, 8/1/27(2)	890,000	985,428
California School Finance Authority Rev., 5.00%, 8/1/28(2)	1,155,000	1,278,955
California School Finance Authority Rev., 5.00%, 8/1/29(2)	730,000	807,135
California School Finance Authority Rev., 5.00%, 8/1/30(2)	350,000	386,517
California School Finance Authority Rev., 5.00%, 8/1/31(2)	450,000	496,252
California School Finance Authority Rev., 5.00%, 8/1/36(2)	1,075,000	1,182,837
California School Finance Authority Rev., 5.00%, 8/1/46(2)	1,190,000	1,296,482
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,409,198
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,424,656
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,096,357
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(2)	1,200,000	1,359,874
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	Principal Amount	Value
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	$1,300,000	$1,380,645
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(2)	4,165,000	4,691,210
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	1,020,000	992,006
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	2,018,057
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	1,148,612
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,466,956
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,794,985
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	2,285,696
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,115,000	2,177,869
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,587,194
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,584,857
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,882,930
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,105,229
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,260,000	1,389,347
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	469,482
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,259,078
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	2,143,556
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	854,502
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	834,254
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,289,700
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,768,634
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	4,081,760
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,135,917
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,602,343
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	250,000	258,050
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	534,827
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,335,302
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,165,805
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	746,318
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,791,242
10

	Principal Amount	Value
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	$2,000,000	$2,303,695
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(2)	1,150,000	1,318,083
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	551,258
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	597,168
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,075,751
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,619,035
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,931,246
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	4,168,950
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	530,779
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	932,336
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,067,150
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	394,700
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,221,590
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,439,962
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,110,365
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,060,934
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,770,050
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,573,960
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,824,266
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,096,493
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,485,919
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,581,791
California State University Rev., 5.00%, 11/1/49	7,375,000	8,920,907
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,795,000	1,867,185
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,004,379
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	440,000	444,660
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,801,380
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,530,588
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	7,105,282
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 4.00%, 5/15/46 (BAM)	3,000,000	3,310,675
11

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	$1,500,000	$1,627,866
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	2,760,000	2,995,273
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,228,509
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,654,290
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/46	2,500,000	2,693,038
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/51	4,750,000	5,097,037
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(1)	1,000,000	1,099,904
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22, Prerefunded at 100% of Par (GA: American Baptist Homes Foundation)(1)	1,200,000	1,228,826
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,603,056
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,822,309
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,628,799
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,273,499
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,566,630
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,123,127
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,904,254
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	11,068,530
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,041,163
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	17,273,933
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,452,228
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/46	2,500,000	2,827,426
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,997,464
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	346,993
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	360,479
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	372,579
12

	Principal Amount	Value
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	$1,125,000	$1,330,533
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,095,068
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,527,892
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	970,353
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,116,190
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	808,538
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,088,494
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	1,875,000	2,038,421
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,530,000	1,761,129
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,617,326
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,843,737
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,436,005
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	1,980,382
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,163,330
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,395,278
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,283,676
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	452,518
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	933,162
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	879,718
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,346,680
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,418,394
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,489,377
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,510,187
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,622,566
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,429,544
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,851,447
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,682,068
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	1,072,063
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	661,060
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,107,434
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	324,422
13

	Principal Amount	Value
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	$1,000,000	$1,068,927
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	638,234
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/46	1,000,000	1,055,976
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,526,681
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	1,250,000	1,314,223
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,654,706
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,698,047
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,103,027
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,660,080
CSCDA Community Improvement Authority Rev., 5.00%, 7/1/51(2)	8,250,000	8,721,973
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(2)	4,700,000	4,497,429
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	12,620,037
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,770,821
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 4/1/57(2)	5,500,000	4,841,220
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	9,513,288
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	7,000,000	7,033,001
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 4.00%, 12/1/56(2)	5,000,000	4,424,736
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,740,564
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 2.80%, 3/1/47(2)	1,500,000	1,363,443
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(2)	4,000,000	3,472,594
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	2,184,423
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,037,493
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,032,419
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,195,568
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	1,078,901
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	759,610
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,305,825
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,624,272
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,175,002
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,160,125
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,289,442
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,902,682
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,330,627
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,455,805
14

	Principal Amount	Value
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	$450,000	$503,705
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	809,208
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,441,350
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,657,390
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/44(3)	3,100,000	1,606,861
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/45(3)	3,170,000	1,585,102
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/46(3)	2,765,000	1,333,227
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,149,404
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,375,333
Elk Grove Finance Authority Special Tax, (Elk Grove Community Facilities District No. 2005-1 Laguna Ridge), 4.00%, 9/1/46	1,285,000	1,376,301
Elk Grove Finance Authority Special Tax, (Elk Grove Community Facilities District No. 2005-1 Laguna Ridge), 4.00%, 9/1/51	1,780,000	1,897,283
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,091,898
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,822,384
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,240,773
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	2,144,773
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	577,245
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	780,000	913,798
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,723,401
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,825,802
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,926,444
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,425,446
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,572,597
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	593,529
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	943,620
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,854,952
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,463,937
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,765,472
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,857,370
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	855,827
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,349,216
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,156,468
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,222,139
15

	Principal Amount	Value
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	$1,365,000	$1,521,785
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,114,008
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	807,422
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	963,453
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/46	470,000	505,729
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/51	525,000	563,542
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	4,198,000	4,597,471
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,622,730
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(3)	6,000,000	3,188,779
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,681,499
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	3,814,402
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,251,554
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,158,519
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,104,803
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,706,572
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,767,397
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22, Prerefunded at 100% of Par(1)	1,830,000	1,850,174
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22, Prerefunded at 100% of Par(1)	785,000	793,455
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/22, Prerefunded at 100% of Par(1)	3,025,000	3,060,213
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	1,500,000	1,574,601
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(1)	1,500,000	1,622,600
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25(1)	1,000,000	1,114,593
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(1)	1,000,000	1,144,638
Golden State Tobacco Securitization Corp. Rev., 0.00%, Capital Appreciation, 6/1/66(3)	29,750,000	4,450,407
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	5,883,267
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	7,924,043
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	378,056
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,263,365
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,136,285
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,874,422
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,056,809
16

	Principal Amount	Value
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	$2,500,000	$2,510,885
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	994,289
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	1,250,000	1,372,315
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,057,316
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,585,974
Inglewood Unified School District GO, 4.00%, 8/1/51 (AGM)	5,000,000	5,521,235
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,189,384
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,648,196
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,804,622
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,750,885
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	636,738
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	810,394
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	483,871
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	574,890
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,936,937
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,781,753
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,363,588
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,113,828
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,388,050
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,052,506
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(1)	1,100,000	1,120,789
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,736,270
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,018,079
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	564,474
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,090,454
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	633,895
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	947,954
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,314,437
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	855,781
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,178,141
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,749,901
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	517,494
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	579,149
17

	Principal Amount	Value
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	$1,300,000	$1,488,424
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,716,673
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,569,178
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	170,000	173,160
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,612,747
Los Angeles County Metropolitan Transportation Authority Rev., 4.00%, 6/1/39	5,000,000	5,817,768
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,536,132
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 4.00%, 12/1/46	5,000,000	5,653,820
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,078,031
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	5,663,177
Los Angeles Department of Airports Rev., 4.00%, 5/15/48	5,000,000	5,651,442
Los Angeles Department of Water Rev., 5.00%, 7/1/33	825,000	1,031,682
Los Angeles Department of Water Rev., 5.00%, 7/1/34	1,500,000	1,873,953
Los Angeles Department of Water Rev., 5.00%, 7/1/46	10,500,000	12,874,897
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/45	2,500,000	3,088,981
Los Angeles Unified School District GO, 4.00%, 7/1/36	4,800,000	5,502,789
Los Angeles Unified School District GO, 4.00%, 7/1/37	5,200,000	5,956,728
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,426,788
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,909,175
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	101,892
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	229,256
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	105,103
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	115,647
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	269,565
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	193,299
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	287,187
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	152,349
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	129,779
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	112,529
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	112,214
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	112,323
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	380,016
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	279,424
18

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	$400,000	$445,387
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	278,367
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,109,949
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,520,388
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,658,474
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,283,872
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,792,272
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,673,525
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	2,154,645
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	4,267,390
Mount San Antonio Community College District GO, Capital Appreciation, 0.00%, 8/1/46(3)	8,225,000	3,869,747
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	735,407
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	920,841
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,766,976
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,944,518
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,142,545
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,291,041
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(3)	1,325,000	901,598
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(3)	2,885,000	1,813,271
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/23, Prerefunded at 100% of Par(1)	3,075,000	3,195,461
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/46 (BAM)	9,000,000	10,189,692
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	437,441
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,285,886
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,652,461
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,085,287
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	541,135
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,473,806
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,105,653
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,178,897
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,052,827
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,074,379
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,175,925
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,268,405
19

	Principal Amount	Value
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	$10,000,000	$11,006,797
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,890,625
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,072,480
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,616,914
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,571,577
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,277,154
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	420,000	414,529
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	954,614
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,356,238
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,576,036
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,301,335
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,415,101
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,415,079
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,609,592
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,343,068
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,523,546
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51(4)	10,000,000	12,291,840
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,235,095
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,153,917
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,518,526
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,770,582
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,106,221
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,819,817
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,090,019
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,084,045
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,362,191
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,430,916
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,160,547
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,298,966
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,074,803
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,352,556
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	779,263
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	459,734
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/46	225,000	238,747
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	592,207
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/50	200,000	211,249
20

	Principal Amount	Value
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(3)	$3,405,000	$2,989,361
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,195,653
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,317,847
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,617,792
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,168,275
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,050,610
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,556,400
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,453,655
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,254,154
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,972,592
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	607,352
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,768,586
Riverside County Transportation Commission Rev., 5.75%, 6/1/23, Prerefunded at 100% of Par(1)	500,000	529,826
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,743,252
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(3)	2,000,000	1,095,462
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(3)	3,320,000	1,752,809
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(3)	5,000,000	2,535,501
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	380,049
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	447,702
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	938,724
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,704,221
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,962,752
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,111,866
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,160,279
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,410,799
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,738,706
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,328,772
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,594,520
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,438,140
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,886,596
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,314,559
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,270,256
Roseville Special Tax, 5.00%, 9/1/49	850,000	949,766
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,458,790
21

	Principal Amount	Value
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	$250,000	$284,117
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,117,372
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	483,054
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	1,068,186
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	500,938
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	559,514
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	691,941
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	780,576
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,389,107
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	776,129
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,570,458
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	531,359
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,322,476
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	694,321
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,365,541
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,140,072
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,753,975
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,236,521
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,735,904
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	328,260
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,102,383
Sacramento Special Tax, 5.00%, 9/1/44	500,000	553,293
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,477,687
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,057,279
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,103,858
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,271,077
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,293,054
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,609,241
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,144,243
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,339,582
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,548,186
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	758,967
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,655,596
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,579,996
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,377,745
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,126,961
Sacramento County Special Tax, 5.00%, 9/1/46	3,375,000	3,721,053
22

	Principal Amount	Value
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	$3,000,000	$3,201,790
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	739,544
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,052,308
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,443,399
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,328,921
San Clemente Special Tax, 5.00%, 9/1/46	7,530,000	8,153,735
San Diego Special Tax, 5.00%, 9/1/37	965,000	1,075,389
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	940,799
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	592,724
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	814,650
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,324,267
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,314,736
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	500,000	526,697
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,501,327
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,362,951
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,666,222
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	8,764,277
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/51	4,000,000	4,852,867
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,514,281
San Diego County Water Authority Rev., 5.00%, 5/1/30	930,000	1,173,563
San Diego County Water Authority Rev., 5.00%, 5/1/31	1,050,000	1,350,122
San Diego County Water Authority Rev., 4.00%, 5/1/38	4,890,000	5,685,702
San Diego County Water Authority Rev., 5.00%, 5/1/52	3,000,000	3,801,367
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	790,578
San Diego Unified School District GO, 4.00%, 7/1/51	4,720,000	5,347,157
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/52	6,495,000	8,002,191
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	5,500,000	1,601,903
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	849,813
San Francisco Municipal Transportation Agency Rev., 5.00%, 3/1/51	12,285,000	15,065,871
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,216,533
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,309,805
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	503,003
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,429,970
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	374,031
23

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	$6,000,000	$6,524,251
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(3)	3,090,000	2,938,534
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(3)	165,000	140,246
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(3)	16,000,000	12,682,093
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(3)	290,000	221,658
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(3)	1,335,000	889,435
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	588,066
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	742,509
San Mateo Special Tax, 6.00%, 9/1/42	500,000	508,444
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,284,430
Santa Clara Valley Transportation Authority Rev., VRDN, (2000 Measure A Sales Tax), 0.05%, 3/1/22 (LOC: TD Bank N.A.)	4,325,000	4,325,000
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,257,094
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	2,254,252
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,601,122
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,445,000	1,516,435
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,354,114
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,358,186
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(3)	32,000,000	14,526,013
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(3)	11,465,000	3,903,061
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,396,024
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,730,578
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	1,800,000	1,634,067
State of California GO, 5.00%, 9/1/41	2,680,000	3,392,926
State of California GO, 5.00%, 11/1/47	8,375,000	9,791,822
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	1,193,445
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,596,504
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,198,598
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	3,892,176
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,363,365
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,768,981
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,302,038
Stockton Unified School District GO, 4.00%, 8/1/45 (AGM)	5,000,000	5,664,265
24

	Principal Amount	Value
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	$1,410,000	$1,537,415
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,980,425
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,525,052
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,506,931
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	5,084,892
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,105,659
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	1,126,192
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	1,003,040
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,226,395
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,650,187
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	2,000,000	2,136,275
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(3)	5,000,000	1,000,962
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	11,735,000	13,328,809
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(3)	25,000,000	4,213,430
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,753,965
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,539,891
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,765,932
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,031,724
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,917,893
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	1,960,166
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,408,574
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,190,000	5,022,496
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,285,159
University of California Rev., 5.00%, 5/15/33	1,250,000	1,563,193
University of California Rev., 5.00%, 5/15/34	6,000,000	7,485,893
University of California Rev., 4.00%, 5/15/50	7,090,000	7,928,913
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,246,090
25

	Principal Amount	Value
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	$2,500,000	$2,865,085
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,888,337
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	540,099
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	555,355
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	626,727
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	443,951
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,047,531
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	700,032
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	784,293
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,548,546
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,053,459
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,699,948
Washington Township Health Care District Rev., 5.00%, 7/1/29	680,000	825,689
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	770,181
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	332,863
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/51	7,000,000	7,928,865
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,740,126
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,485,488
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,572,442
Woodland Special Tax, 4.00%, 9/1/41	2,555,000	2,685,682
Woodland Special Tax, 4.00%, 9/1/45	2,560,000	2,676,424
		1,673,718,495
Guam — 1.0%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	866,413
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,168,529
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,759,953
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,519,226
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,318,770
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,045,318
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,696,498
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/35	1,000,000	1,201,138
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/40	1,000,000	1,186,301
		17,762,146
Puerto Rico — 0.3%
Puerto Rico GO, 8.00%, 7/1/35(5)(6)	5,000,000	4,506,253
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,648,051,846)		1,695,986,894
OTHER ASSETS AND LIABILITIES — 0.2%		3,153,596
TOTAL NET ASSETS — 100.0%		$1,699,140,490

26

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $325,731,958, which represented 19.2% of total net assets.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.

See Notes to Financial Statements.
27

Statement of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,648,051,846)	$1,695,986,894
Cash	24,840
Receivable for investments sold	585,000
Receivable for capital shares sold	1,282,512
Interest receivable	22,608,859
1,720,488,105

Liabilities
Payable for investments purchased	12,199,900
Payable for capital shares redeemed	8,135,040
Accrued management fees	531,848
Distribution and service fees payable	29,140
Dividends payable	451,687
21,347,615

Net Assets	$1,699,140,490

Net Assets Consist of:
Capital paid in	$1,655,159,902
Distributable earnings	43,980,588
$1,699,140,490

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$901,037,409	83,470,595	$10.79
I Class	$703,431,329	65,193,973	$10.79
Y Class	$4,529,240	419,671	$10.79
A Class	$69,935,784	6,478,640	$10.79*
C Class	$20,206,728	1,871,711	$10.80
*Maximum offering price $11.30 (net asset value divided by 0.955).

See Notes to Financial Statements.
28

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$28,463,736

Expenses:
Management fees	3,520,532
Distribution and service fees:
A Class	87,625
C Class	107,684
Trustees' fees and expenses	52,586
Other expenses	580
3,769,007

Net investment income (loss)	24,694,729

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	813,371
Change in net unrealized appreciation (depreciation) on investments	(81,109,569)

Net realized and unrealized gain (loss)	(80,296,198)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(55,601,469)

See Notes to Financial Statements.
29

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$24,694,729	$46,999,469
Net realized gain (loss)	813,371	6,261,468
Change in net unrealized appreciation (depreciation)	(81,109,569)	54,927,077
Net increase (decrease) in net assets resulting from operations	(55,601,469)	108,188,014

Distributions to Shareholders
From earnings:
Investor Class	(12,723,975)	(25,849,070)
I Class	(10,886,550)	(19,004,151)
Y Class	(21,768)	(1,454)
A Class	(874,270)	(1,701,624)
C Class	(187,621)	(443,284)
Decrease in net assets from distributions	(24,694,184)	(46,999,583)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,019,682	231,515,191

Net increase (decrease) in net assets	(55,275,971)	292,703,622

Net Assets
Beginning of period	1,754,416,461	1,461,712,839
End of period	$1,699,140,490	$1,754,416,461

See Notes to Financial Statements.
30

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

31

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

32

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.48%
I Class		0.0500% to 0.1100%	0.28%
Y Class		0.0200% to 0.0800%	0.25%
A Class		0.2500% to 0.3100%	0.48%
C Class		0.2500% to 0.3100%	0.48%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $56,390,006 and $50,395,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2022 were $465,356,491 and $426,722,706, respectively.

33

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2022		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,292,887	$81,343,902	15,317,905	$170,549,486
Issued in reinvestment of distributions	1,033,761	11,447,053	2,068,080	22,976,347
Redeemed	(8,228,297)	(91,235,676)	(13,270,890)	(147,102,867)
	98,351	1,555,279	4,115,095	46,422,966
I Class
Sold	16,431,753	182,506,912	25,946,714	288,638,110
Issued in reinvestment of distributions	884,402	9,792,071	1,516,627	16,857,333
Redeemed	(16,273,928)	(179,698,165)	(11,044,260)	(122,554,131)
	1,042,227	12,600,818	16,419,081	182,941,312
Y Class
Sold	418,338	4,669,959	—	—
Issued in reinvestment of distributions	2,005	21,768	123	1,357
Redeemed	(1,233)	(13,409)	(4,758)	(53,415)
	419,110	4,678,318	(4,635)	(52,058)
A Class
Sold	905,929	10,176,297	1,157,285	12,783,995
Issued in reinvestment of distributions	57,065	631,793	116,070	1,289,442
Redeemed	(323,969)	(3,590,804)	(787,178)	(8,771,341)
	639,025	7,217,286	486,177	5,302,096
C Class
Sold	151,843	1,684,223	249,700	2,793,999
Issued in reinvestment of distributions	16,245	179,920	38,028	421,981
Redeemed	(260,958)	(2,896,162)	(568,551)	(6,315,105)
	(92,870)	(1,032,019)	(280,823)	(3,099,125)
Net increase (decrease)	2,105,843	$25,019,682	20,734,895	$231,515,191

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

34

7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,648,051,846
Gross tax appreciation of investments	$69,878,149
Gross tax depreciation of investments	(21,943,101)
Net tax appreciation (depreciation) of investments	$47,935,048

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2021, the fund had accumulated short-term capital losses of $(4,769,269), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
35

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$11.30	0.15	(0.51)	(0.36)	(0.15)	$10.79	(3.20)%	0.49%(4)	2.74%(4)	24%	$901,037
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
I Class
2022(3)	$11.29	0.16	(0.50)	(0.34)	(0.16)	$10.79	(3.02)%	0.29%(4)	2.94%(4)	24%	$703,431
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$11.29	0.17	(0.50)	(0.33)	(0.17)	$10.79	(3.00)%	0.26%(4)	2.97%(4)	24%	$4,529
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(5)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(6)	$5
A Class
2022(4)	$11.30	0.14	(0.51)	(0.37)	(0.14)	$10.79	(3.32)%	0.74%(4)	2.49%(4)	24%	$69,936
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
C Class
2022(3)	$11.30	0.10	(0.50)	(0.40)	(0.10)	$10.80	(3.59)%	1.49%(4)	1.74%(4)	24%	$20,207
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through August 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

39

Notes

40

41

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2204
42

Semiannual Report

February 28, 2022

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Rising Rates, Volatility Pressured Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From rising interest rates and soaring inflation to a Federal Reserve (Fed) policy pivot and mounting geopolitical unrest, most asset classes struggled as volatility intensified.

Early on, relatively high valuations after an extended performance run for the broad municipal bond (muni) market gave investors pause. Additionally, uncertainties surrounding proposed Biden administration tax and spending programs weighed on market sentiment. Investor reaction to the November passage of the Infrastructure Investment and Jobs Act was mixed. The bill omitted key financing tools many muni market advocates hoped it would restore. However, others were hopeful the bill’s infrastructure projects will boost municipal credit ratings and local bond issuance.

Meanwhile, surging inflation prompted the Fed to end its bond-buying program and prepare investors for the first Fed rate hike in more than three years. By period-end, Russia’s invasion of Ukraine aggravated the already-volatile climate in U.S. and global financial markets.

Rising inflation and expectations for Fed tightening fueled a steady rise in U.S. Treasury yields, and muni yields followed suit. Municipal bond returns declined for the six-month period but not as steeply as Treasury returns. California munis slightly underperformed their national municipal bond peers, while high-yield munis outperformed their investment-grade counterparts.

Staying Focused in Uncertain Times

We expect market volatility to linger amid elevated inflation and tighter Fed policy. In addition, Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. While the California muni market remains somewhat insulated from the financial market implications, we continue to evaluate the situation and what it broadly means for investors.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 28, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

Top Five Sectors	% of fund investments
Special Tax	18%
Hospital	12%
General Obligation (GO) - Local	10%
Water & Sewer	10%
Pre-Refunded	8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$970.00	$2.25	0.46%
I Class	$1,000	$971.00	$1.27	0.26%
Y Class	$1,000	$971.10	$1.12	0.23%
A Class	$1,000	$968.80	$3.47	0.71%
C Class	$1,000	$965.20	$7.11	1.46%
Hypothetical
Investor Class	$1,000	$1,022.51	$2.31	0.46%
I Class	$1,000	$1,023.51	$1.30	0.26%
Y Class	$1,000	$1,023.65	$1.15	0.23%
A Class	$1,000	$1,021.27	$3.56	0.71%
C Class	$1,000	$1,017.56	$7.30	1.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,053,701
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,056,246
ABAG Finance Authority for Nonprofit Corps. Rev., (Odd Fellows Home of California), 5.00%, 4/1/24 (California Mortgage Insurance)	1,000,000	1,040,220
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,526,684
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	3,089,108
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,635,396
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	571,829
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,022,899
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,234,425
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,939,039
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,374,380
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,123,639
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,255,652
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	764,523
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	8,839,018
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,654,761
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,229,892
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,331,671
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,080,720
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,188,792
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,350,900
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,469,779
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,675,116
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,147,040
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,089,019
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,085,971
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,988,603
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,068,968
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,417,186
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	4,818,444

	Principal Amount	Value
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	$510,000	$532,731
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	823,241
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	481,085
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	814,099
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,028,931
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	1,500,000	1,505,485
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	3,500,000	3,512,798
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	7,185,000	7,211,273
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,351,008
Bay Area Toll Authority Rev., VRN, 1.45%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,170,902
Bay Area Toll Authority Rev., VRN, 1.30%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,801,407
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	15,510,949
Bay Area Toll Authority Rev., VRN, 0.61%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	6,012,895
Bay Area Toll Authority Rev., VRN, 0.65%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	3,021,845
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,619,593
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,925,938
California Community Choice Financing Authority Rev., VRN, 0.65%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	21,935,493
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	8,249,742
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	314,545
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	910,137
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,455,215
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,787,535
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	954,319
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	538,578
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	475,172
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	220,572
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	302,471
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	273,103
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	390,316
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	1,078,358
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,002,586
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	444,708
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	543,515

	Principal Amount	Value
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	$475,000	$558,235
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	451,156
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	851,897
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	885,831
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	349,367
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	927,394
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	584,138
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	744,482
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	886,330
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,118,234
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,693,987
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	1,907,262
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,090,531
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,294,453
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,593,113
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,388,345
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,772,053
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,038,055
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	449,774
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	871,216
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,242,246
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,488,743
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,611,391
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/34 (GA: Children's Healthcare of California)	750,000	892,565
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/35 (GA: Children's Healthcare of California)	1,150,000	1,362,607
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/35	3,100,000	3,464,807
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	785,000	865,105
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,286,023

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	$500,000	$552,066
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), 4.00%, 11/1/38	1,070,000	1,191,889
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	5,969,623
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,070,000	1,126,399
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,563,062
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,030,033
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,828,458
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 3.00%, 8/15/54	9,000,000	9,451,719
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,316,280
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,259,889
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,977,403
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,694,917
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,736,039
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,355,559
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	6,891,729
California Housing Finance Rev., 4.00%, 3/20/33	19,809,136	21,841,686
California Housing Finance Rev., 4.25%, 1/15/35	5,397,656	6,100,777
California Housing Finance Rev., 3.50%, 11/20/35	3,291,095	3,518,502
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,075,838
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,283,550
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,065,186
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,168,215
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,459,305
California Infrastructure & Economic Development Bank Rev., (Broad), 5.00%, 6/1/26	4,000,000	4,599,930
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.55%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,755,351
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	921,468
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,433,731

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	$1,000,000	$1,145,051
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	914,498
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	783,266
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,203,921
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,704,673
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,320,657
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,409,260
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,438,738
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	567,543
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	396,197
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	411,665
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	647,181
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	658,109
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	706,118
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	727,190
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	474,691
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRN, 3.00%, 10/1/47	5,000,000	5,341,621
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.90%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,525,689
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,817,256
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,279,034
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,287,883
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	537,446
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,122,024
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	349,297
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	177,926
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	266,195
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	264,877

	Principal Amount	Value
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	$200,000	$234,632
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	263,789
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	263,586
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	292,295
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	262,857
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	291,650
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	320,509
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	349,525
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,700,683
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,751,669
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,177,198
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,545,659
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,194,979
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,335,165
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	831,951
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	489,512
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,253,782
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	889,928
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,833,925
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,902,702
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,385,233
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	557,951
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	111,107
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	209,181
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	112,706
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,796,283
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23(2)	520,000	539,477
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	2,128,950
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	602,742

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	$735,000	$812,872
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,105,948
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,570,446
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,136,468
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,246,412
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,782,191
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,097,728
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,268,648
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,540,050
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/40	1,545,000	1,748,528
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/41	1,500,000	1,696,159
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	284,534
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	635,524
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	322,613
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	802,800
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,210,965
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,579,345
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,447,068
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,163,684
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,162,231
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,551,578
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,737,268
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,555,153
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,694,635
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,187,642
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,140,612
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,213,794
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	820,045
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,137,879

	Principal Amount	Value
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	$1,750,000	$1,877,764
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,043,930
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,943,002
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,870,028
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,018,113
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,704,393
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	745,000	745,249
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,500,046
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	320,950
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,064,657
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	780,215
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,145,527
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,171,241
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,209,188
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,659,110
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	915,714
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	545,758
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	555,919
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	614,050
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	788,799
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,546,290
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,643,789
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,095,126
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,750,000	2,950,367
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,433,827
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	632,562
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,726,752
California Pollution Control Financing Authority Rev., (Dublin), 5.00%, 7/1/39(3)	5,000,000	5,746,400
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22	245,000	249,402
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	301,909

	Principal Amount	Value
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	$385,000	$408,460
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	432,097
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	215,000	236,224
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	570,657
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,137,053
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,803,093
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.06%, 3/1/22 (LOC: Barclays Bank plc)	750,000	750,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.06%, 3/1/22 (LOC: Barclays Bank plc)	4,150,000	4,150,000
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	112,066
California School Finance Authority Rev., 5.00%, 8/1/46(3)	1,100,000	1,198,428
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,650,481
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	350,359
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,145,885
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	561,674
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	639,080
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	1,055,876
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	501,532
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	723,284
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	167,695
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	183,724
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	171,789
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	164,932
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	168,222
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	182,918
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	220,702
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	530,779
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	408,525
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	726,373
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	680,023
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	555,182

	Principal Amount	Value
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	$290,000	$313,917
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	785,818
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	751,833
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	809,899
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	862,028
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	919,651
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	980,338
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,034,837
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,021,544
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,007,313
California State Public Works Board Rev., 4.00%, 4/1/31	10,305,000	11,343,843
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,975,607
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,448,994
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,168,687
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,075,018
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,551,305
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	38,371
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	1,715,000	1,884,921
California State University Rev., 5.00%, 11/1/28	2,000,000	2,340,030
California State University Rev., 5.00%, 11/1/28	500,000	608,966
California State University Rev., 5.00%, 11/1/29	1,000,000	1,168,933
California State University Rev., 5.00%, 11/1/29	500,000	622,145
California State University Rev., 5.00%, 11/1/30	3,000,000	3,503,553
California State University Rev., 5.00%, 11/1/30	600,000	746,267
California State University Rev., 5.00%, 11/1/31	2,900,000	3,383,635
California State University Rev., 5.00%, 11/1/31	390,000	484,159
California State University Rev., 4.00%, 11/1/34	10,000,000	10,912,607
California State University Rev., 5.00%, 11/1/36	5,105,000	5,799,380
California State University Rev., 4.00%, 11/1/38	2,865,000	3,118,029
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,136,904
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,405,376
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,626,947
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,209,953
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,238,511
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	860,278

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	$750,000	$831,276
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,139,490
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,799,864
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	871,096
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,058,806
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,470,996
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,177,237
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	802,875
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,734,976
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	5,827,502
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,015,343
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,043,627
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,075,989
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,129,775
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,320,555
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,412,803
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,154,461
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,185,955
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,530,967
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22(2)	475,000	481,852
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	304,267
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	631,626
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	315,444
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	813,933

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	$800,000	$868,195
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	2,040,258
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	334,455
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	371,803
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	766,492
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	794,053
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,528,594
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	732,996
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/27 (California Mortgage Insurance)	2,485,000	2,823,355
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/28 (California Mortgage Insurance)	640,000	726,697
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	225,400
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	303,365
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	167,317
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	143,833
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	203,383
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,088,947
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,428,637
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	10,975,000	13,549,137
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,138,530
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	430,880
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	541,757
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,683,747
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,171,512
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	7,300,327
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,183,470
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,334,899

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	$5,175,000	$6,032,700
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,312,205
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,445,776
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/23	1,250,000	1,296,396
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/24	2,000,000	2,119,778
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/25	1,175,000	1,271,294
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	991,303
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,123,167
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,145,167
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	683,972
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	988,477
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,843,294
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,753,527
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,501,918
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	685,000	745,522
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,524,033
California Statewide Communities Development Authority Special Tax, 4.00%, 9/1/40	1,080,000	1,170,434
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,507,879
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,219,693
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	252,446
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	223,230
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,281,666
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	862,842
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,301,158
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,288,772
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,671,433
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	762,471
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	545,812
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	507,313

	Principal Amount	Value
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	$500,000	$521,403
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,975,106
City & County of San Francisco GO, 4.00%, 6/15/37	2,295,000	2,599,979
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	105,799
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	162,845
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	922,563
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,724,225
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	356,012
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	631,818
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	629,995
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	798,677
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,120,364
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,172,299
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,464,056
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,169,140
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	2,000,000	1,779,982
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 4/1/57(3)	1,650,000	1,452,366
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	4,569,322
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	500,000	456,596
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 2.80%, 3/1/47(3)	7,500,000	6,817,215
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	616,007
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,214,680
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	670,698
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	247,341
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	274,062
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	301,020
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	289,815
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	327,572
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	545,450
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,470,551
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,400,473
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,048,426

	Principal Amount	Value
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	$200,000	$219,315
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	408,467
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	4,140,000	4,496,675
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/31	7,360,000	8,213,359
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,232,600
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,228,167
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,430,024
Eastern Municipal Water District Rev., 4.00%, 7/1/28	2,480,000	2,859,298
Eastern Municipal Water District Rev., 4.00%, 7/1/29	1,000,000	1,170,673
Eastern Municipal Water District Rev., VRN, 0.30%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,751,326
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,715,000	1,921,321
Fairfield Community Facilities District Special Tax, 4.00%, 9/1/36	545,000	596,857
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	993,837
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,834,825
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,439,678
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	530,047
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	618,683
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	815,152
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	601,510
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,195,668
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	994,681
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,074,529
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	268,273
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	600,259
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	737,286
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,472,958
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,751,030
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	111,704
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	114,255
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	174,734
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	361,043
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	391,476
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	4,175,974

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	$250,000	$278,858
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	525,000	574,958
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	564,690
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,225,982
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,803,386
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,171,740
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	3,845,512
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	883,849
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	777,037
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,400,818
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,446,982
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,867,636
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,617,061
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,152,417
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,551,522
Fresno Unified School District GO, 4.00%, 8/1/37	1,000,000	1,143,274
Fresno Unified School District GO, 4.00%, 8/1/40	1,780,000	2,025,206
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	695,465
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,844,726
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	2,284,242
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,118,251
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	511,834
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	529,790
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/22, Prerefunded at 100% of Par(2)	8,510,000	8,572,126
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22(2)	2,070,000	2,092,297
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23(2)	3,000,000	3,149,202
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	6,650,000	6,980,732
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,049,734
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	8,042,686
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,115,269
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,867,827
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,347,853
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	9,344,454

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	$3,000,000	$2,866,326
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	794,357
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	8,588,244
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,946,237
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,121,864
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,118,701
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,113,216
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,620,371
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,973,280
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,200,803
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	540,992
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	491,543
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	645,550
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,230,122
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,351,889
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,866,493
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,147,806
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	790,181
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	1,007,490
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	352,509
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,045,763
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,666,870
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	579,524
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	269,098
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	571,630
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	570,942
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	342,016
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	973,963
Inglewood Unified School District GO, 4.00%, 8/1/36 (AGM)	710,000	804,864
Inglewood Unified School District GO, 4.00%, 8/1/37 (AGM)	1,000,000	1,131,201
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	568,656
Inglewood Unified School District GO, 4.00%, 8/1/39 (AGM)	1,000,000	1,125,355
Inglewood Unified School District GO, 4.00%, 8/1/41 (AGM)	2,310,000	2,587,765
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,784,075
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,883,013
Irvine Special Assessment, VRDN, 0.05%, 3/1/22 (LOC: Sumitomo Mitsui Banking)	2,662,000	2,662,000
Irvine Rev., VRDN, 0.04%, 3/1/22 (LOC: State Street Bank & Trust Co.)	1,325,000	1,325,000
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,722,114
Irvine Special Assessment, (Irvine Assessment District No. 07-22), VRDN, 0.05%, 3/1/22 (LOC: Sumitomo Mitsui Banking)	3,036,000	3,036,000

	Principal Amount	Value
Irvine Special Assessment, VRDN, 0.04%, 3/1/22 (LOC: State Street Bank & Trust Co.)	$1,343,000	$1,343,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,074,518
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,196,385
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,482,453
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	731,131
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	437,645
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	421,420
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,248,502
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,344,740
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	480,192
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,110,560
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,596,597
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,465,460
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	629,458
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,502,343
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	756,801
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	659,569
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	844,493
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	737,912
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	853,469
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,085,678
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	413,349
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,257,105
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,657,913
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(2)	225,000	227,005
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 101% of Par(2)	635,000	647,001
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	472,648
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	671,540
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,441,265
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,217,316
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	676,091
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,473,286
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,639,588
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	871,129
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	651,614
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,412,543
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,729,223
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,783,302
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,542,394
Los Altos Elementary School District Rev., 4.00%, 7/15/22	8,800,000	8,905,024
Los Angeles Community College District GO, 5.00%, 8/1/25	5,890,000	6,617,456
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,436,941
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	10,990,408

	Principal Amount	Value
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	$1,000,000	$1,093,042
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,000,000
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 6/1/25	10,000,000	11,176,387
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	9,647,110
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,356,664
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,033,460
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,051,269
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	750,000	868,923
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/27	850,000	1,009,995
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/28	650,000	790,249
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,664,250
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,420,160
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,572,907
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,456,157
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,746,156
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	6,107,836
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,013,062
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,424,482
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,078,031
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,279,707
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,242,843
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,521,956
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,521,688
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,417,114
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,651,097
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,510,171
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,397,894
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,185,490
Los Angeles Department of Water Rev., VRDN, 0.03%, 3/1/22 (SBBPA: Barclays Bank plc)	1,400,000	1,400,000
Los Angeles Department of Water Rev., VRDN, 0.04%, 3/1/22 (SBBPA: Barclays Bank plc)	15,100,000	15,100,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,703,882
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,825,000	1,850,895
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,390,004
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,149,090
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,013,987
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	6,807,489
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,374,081

	Principal Amount	Value
Los Angeles Department of Water & Power System Rev., VRDN, 0.03%, 3/1/22 (SBBPA: Barclays Bank)	$800,000	$800,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.05%, 3/1/22 (SBBPA: TD Bank N.A.)	5,605,000	5,605,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.07%, 3/1/22 (SBBPA: Bank of America N.A.)	7,200,000	7,200,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,739,029
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,498,751
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,858,042
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,873,608
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,448,330
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,137,736
Los Angeles Unified School District GO, 4.00%, 7/1/37	4,200,000	4,898,289
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,809,770
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	8,393,833
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,427,523
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,105,144
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,743,207
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,086,613
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	545,512
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	865,093
Metropolitan Water District of Southern California Rev., VRDN, 0.05%, 3/1/22 (SBBPA: TD Bank N.A.)	1,125,000	1,125,000
Metropolitan Water District of Southern California Rev., VRDN, 0.05%, 3/1/22 (SBBPA: TD Bank N.A.)	475,000	475,000
Metropolitan Water District of Southern California Rev., VRDN, 0.07%, 3/1/22 (SBBPA: PNC Bank N.A.)	1,300,000	1,300,000
Metropolitan Water District of Southern California Rev., VRN, 0.34%, (MUNIPSA plus 0.14%), 7/1/37	2,800,000	2,798,425
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,043,359
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,708,947
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,613,454
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,050,494
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,438,241
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,462,884
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,702,972
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,525,862
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	820,048
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,770,374
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	2,403,334
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,000,000
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,028,559
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	847,036

	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	$750,000	$809,702
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	809,702
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	809,702
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,079,602
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,889,304
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,619,403
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,250,971
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	1,000,000	1,098,803
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/22	5,745,000	5,818,804
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/33	2,850,000	3,086,569
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/34	1,500,000	1,623,327
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,887,017
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	282,145
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,381,948
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,599,182
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,864,286
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,064,288
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	13,978,470
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,775,539
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,028,918
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,140,354
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,137,751
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,110,528
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,064,459
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,148,164
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,602,725
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,301,337
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	230,000	234,203
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,211,534
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,479,530
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	727,040
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,138,538
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	2,675,000	3,069,292
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	303,862

	Principal Amount	Value
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	$60,000	$61,996
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	330,886
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	346,786
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	365,336
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	245,720
Orange County Special Assessment, 3.00%, 9/2/25	285,000	300,462
Orange County Special Assessment, 5.00%, 9/2/26	600,000	692,233
Orange County Special Assessment, 5.00%, 9/2/28	600,000	726,127
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,046,768
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,593,538
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,116,234
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,143,557
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,004,935
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,230,227
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,474,779
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,863,930
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,064,454
Orange County Transportation Authority Rev., 5.00%, 10/15/24	22,145,000	24,269,589
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,889,321
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,897,531
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,161,611
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,985,608
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,633,563
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,685,849
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,073,880
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	4,209,138
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	406,508
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,474,711
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,381,918
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,391,446
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	790,059
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	728,154
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	545,738
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	846,040
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,640,603
Palomar Health GO, 5.00%, 8/1/23	1,900,000	1,993,892
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,513,390

	Principal Amount	Value
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	$3,330,000	$4,487,271
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,026,051
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,590,016
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,705,971
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,231,800
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,620,572
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	2,024,220
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/25(4)	1,200,000	1,345,650
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/27(4)	1,000,000	1,184,459
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/29(4)	850,000	1,053,916
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,270,015
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	952,710
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	362,756
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	525,769
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	663,644
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,457,607
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,182,299
Peralta Community College District GO, 5.00%, 8/1/25	620,000	696,132
Peralta Community College District GO, 5.00%, 8/1/26	550,000	635,652
Peralta Community College District GO, 5.00%, 8/1/27	500,000	592,946
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,431,107
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,190,300
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,854,439
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,635,000	1,876,983
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,424,549
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,269,931
Regents of the University of California Medical Center Pooled Rev. Rev., VRDN, 0.06%, 3/1/22	2,500,000	2,500,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	754,782
Riverside County Transportation Commission Rev., 4.00%, 6/1/41	2,500,000	2,800,771
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	854,360
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	800,669
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,204,416
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,824,931
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,809,021
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,508,045
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,922,009
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	8,781,386
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	8,912,173
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,161,911

	Principal Amount	Value
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	$1,000,000	$1,117,584
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,228,625
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,115,989
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	831,110
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,219,588
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,180,091
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,590,694
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,142,017
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,425,241
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,194,407
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,443,119
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	382,952
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	424,158
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,917,765
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,549,703
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	171,315
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	461,509
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	620,168
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	787,257
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	290,683
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	240,813
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	344,411
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	611,436
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	719,598
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	1,085,842
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,710,798
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,178,955
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,177,996
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,536,047
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,352,269
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	842,534
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	2,310,000	2,432,994

	Principal Amount	Value
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	$1,000,000	$1,088,582
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,529,504
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	3,500,000	3,920,374
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,097,885
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	7,492,858
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,454,889
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/33 (BAM)	2,500,000	2,806,002
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,520,583
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,165,406
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,620,424
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,162,974
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	19,337,056
San Bernardino County Transportation Authority Rev., (Sales Tax Rev.), 4.00%, 3/1/38(4)	3,240,000	3,794,562
San Bernardino County Transportation Authority Rev., (Sales Tax Rev.), 4.00%, 3/1/39(4)	3,250,000	3,794,924
San Bernardino County Transportation Authority Rev., (Sales Tax Rev.), 4.00%, 3/1/40(4)	1,175,000	1,368,241
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,382,392
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,534,822
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,439,342
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	10,440,248
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,019,492
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,169,111
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,567,413
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	758,467
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,161,679
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	987,629
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,162,253
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	813,427
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,159,020
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,335,370
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,499,778
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,194,617
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,211,289
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	7,500,000	7,597,010
San Diego County Regional Transportation Commission Rev., 5.00%, 10/1/22	15,000,000	15,367,434
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,861,737
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,667,696

	Principal Amount	Value
San Diego County Water Authority Rev., 5.00%, 5/1/27	$3,485,000	$3,888,773
San Diego County Water Authority Rev., 5.00%, 5/1/28	7,000,000	8,417,965
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,514,281
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	11,467,997
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	2,000,000	2,035,790
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,007,443
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,020,431
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,058,537
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	263,789
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	526,945
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	790,578
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,548,893
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,673,831
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22(2)	1,000,000	1,007,370
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,683,120
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,259,262
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/31	1,500,000	1,873,717
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,202,797
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,329,001
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	462,317
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	598,608
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	402,818
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	435,782
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,173,059
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	924,922
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	11,439,000	13,058,969
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	1,091,366
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,087,375
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	164,766
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	245,594
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	569,819
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,399,351

	Principal Amount	Value
San Mateo Special Tax, 5.50%, 9/1/44	$750,000	$761,477
San Mateo Foster City Public Financing Authority Rev., (San Mateo), 5.00%, 8/1/25	16,250,000	18,233,808
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,293,728
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,267,752
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,318,322
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	863,317
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,509,431
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,505,736
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,846,674
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,026,078
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,017,253
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,458,599
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,202,720
Santa Clara Valley Transportation Authority Rev., VRDN, (2000 Measure A Sales Tax), 0.05%, 3/1/22 (LOC: TD Bank N.A.)	1,500,000	1,500,000
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,665,494
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,009,515
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,149,015
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,311,703
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,669,037
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,491,499
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,260,515
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,242,141
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	670,064
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	685,000	704,772
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,524,429
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,254,674
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,502,636
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	18,530
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	524,889
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	86,474
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,451,636
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	98,828

	Principal Amount	Value
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	$2,435,000	$2,923,994
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,258,760
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,238,521
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,123,763
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,323,918
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,562,759
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,261,118
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	986,796
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,635,654
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,608,127
State of California GO, 5.00%, 3/1/23	10,000,000	10,402,553
State of California GO, 5.00%, 11/1/24	1,000,000	1,065,358
State of California GO, 5.00%, 9/1/26	16,500,000	19,042,906
State of California GO, 1.05%, 12/1/26	2,025,000	1,971,356
State of California GO, 5.00%, 12/1/26	1,045,000	1,115,857
State of California GO, 5.00%, 2/1/27	10,000,000	10,377,356
State of California GO, 5.00%, 3/1/27	5,000,000	5,523,175
State of California GO, 5.00%, 10/1/27	10,000,000	11,852,840
State of California GO, 4.00%, 11/1/27	2,000,000	2,266,940
State of California GO, 5.00%, 2/1/28	6,795,000	7,050,777
State of California GO, 5.00%, 11/1/29	2,625,000	2,791,613
State of California GO, 5.00%, 4/1/30	2,500,000	3,060,311
State of California GO, 5.00%, 4/1/31	1,350,000	1,647,331
State of California GO, 5.00%, 11/1/31	7,435,000	8,780,531
State of California GO, 5.00%, 4/1/32	3,000,000	3,654,038
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	6,563,131
State of California GO, 5.00%, 4/1/37	5,000,000	5,354,928
State of California GO, 5.00%, 4/1/38	3,500,000	4,248,241
State of California GO, VRDN, 0.06%, 3/1/22 (LOC: Barclays Bank plc)	500,000	500,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,270,330
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22(2)	4,180,000	4,210,805
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,439,378
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,516,793
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	811,049
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,622,098
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,185,913
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,455,751
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,626,936
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,086,192
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,202,424

	Principal Amount	Value
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	$1,000,000	$1,201,000
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	955,001
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	682,674
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,721,165
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,061,401
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,086,405
Stockton Unified School District GO, 4.00%, 8/1/36 (AGM)	3,000,000	3,465,685
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	588,907
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,355,983
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	893,931
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	875,155
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	280,758
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	1,022,136
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	857,687
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.00%, 6/1/25	1,250,000	1,370,050
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,187,601
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	476,757
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,799,489
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,872,094
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,645,748
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	471,889
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,352,527
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,558,335
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	987,526
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,755,817
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	911,953
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,228,041

	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	$815,000	$988,630
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	363,550
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	363,206
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	855,525
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	386,163
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,217,043
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	375,460
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	565,775
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	653,012
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	492,228
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	847,823
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,439,307
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	796,286
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,782,552
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	746,740
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,119,051
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,118,187
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	2,865,602
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	130,000	131,172
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,461,474
University of California Rev., 4.00%, 5/15/26	2,415,000	2,670,234
University of California Rev., 5.00%, 5/15/26	3,180,000	3,208,733
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,209,029
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,769,215
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,714,670
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,090,012
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,475,982
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,473,828
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	367,349
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	472,051
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	880,874
West Contra Costa Unified School District GO, 5.00%, 8/1/22	10,500,000	10,692,327
West Contra Costa Unified School District GO, 5.00%, 8/1/23	4,500,000	4,754,322
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,164,639
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,246,215
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,624,224

	Principal Amount	Value
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/36	$540,000	$632,479
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/37	665,000	778,140
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/38	1,090,000	1,270,826
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/39	1,435,000	1,669,700
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/40	1,250,000	1,447,281
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	723,341
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	693,755
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,418,114
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,200,152
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	7,868,396
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,831,968
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,307,499
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,817,612
		2,115,476,739
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	329,283
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	523,425
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	376,397
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	385,989
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	564,832
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,037,154
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/28	455,000	532,464
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/29	750,000	890,359
		4,639,903
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $2,062,137,020)		2,120,116,642
OTHER ASSETS AND LIABILITIES — 0.5%		9,673,036
TOTAL NET ASSETS — 100.0%		$2,129,789,678

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,139,990, which represented 2.9% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,062,137,020)	$2,120,116,642
Cash	46,108
Receivable for investments sold	1,960,168
Receivable for capital shares sold	1,024,868
Interest receivable	23,307,508
2,146,455,294

Liabilities
Payable for investments purchased	12,535,235
Payable for capital shares redeemed	2,911,626
Accrued management fees	548,818
Distribution and service fees payable	9,178
Dividends payable	660,759
16,665,616

Net Assets	$2,129,789,678

Net Assets Consist of:
Capital paid in	$2,073,645,300
Distributable earnings	56,144,378
$2,129,789,678

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$856,710,633	72,648,771	$11.79
I Class	$981,578,225	83,217,328	$11.80
Y Class	$262,897,001	22,287,695	$11.80
A Class	$22,395,611	1,898,260	$11.80*
C Class	$6,208,208	526,039	$11.80
*Maximum offering price $12.36 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$25,069,782

Expenses:
Management fees	3,577,296
Distribution and service fees:
A Class	28,765
C Class	34,227
Trustees' fees and expenses	63,110
Other expenses	160
3,703,558

Net investment income (loss)	21,366,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,594,730)
Futures contract transactions	67,419
(1,527,311)

Change in net unrealized appreciation (depreciation) on:
Investments	(83,978,646)
Futures contracts	(10,717)
(83,989,363)

Net realized and unrealized gain (loss)	(85,516,674)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(64,150,450)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$21,366,224	$45,048,423
Net realized gain (loss)	(1,527,311)	5,057,071
Change in net unrealized appreciation (depreciation)	(83,989,363)	13,144,253
Net increase (decrease) in net assets resulting from operations	(64,150,450)	63,249,747

Distributions to Shareholders
From earnings:
Investor Class	(9,173,889)	(18,716,024)
I Class	(10,709,627)	(20,298,079)
Y Class	(2,912,889)	(5,528,348)
A Class	(208,378)	(400,088)
C Class	(36,254)	(106,016)
Decrease in net assets from distributions	(23,041,037)	(45,048,555)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	73,069,665	115,410,608

Net increase (decrease) in net assets	(14,121,822)	133,611,800

Net Assets
Beginning of period	2,143,911,500	2,010,299,700
End of period	$2,129,789,678	$2,143,911,500

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.45%
I Class		0.0500% to 0.1100%	0.25%
Y Class		0.0200% to 0.0800%	0.22%
A Class		0.2500% to 0.3100%	0.45%
C Class		0.2500% to 0.3100%	0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $62,080,000 and $46,750,005, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2022 were $576,306,302 and $497,977,646, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2022		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,258,386	$51,607,356	10,644,729	$130,413,456
Issued in reinvestment of distributions	669,926	8,083,722	1,306,735	15,983,251
Redeemed	(6,972,392)	(84,160,610)	(10,172,955)	(124,457,236)
	(2,044,080)	(24,469,532)	1,778,509	21,939,471
I Class
Sold	15,562,588	187,449,960	19,127,597	234,283,080
Issued in reinvestment of distributions	860,676	10,384,112	1,616,511	19,778,734
Redeemed	(9,109,956)	(109,655,988)	(13,723,287)	(167,848,883)
	7,313,308	88,178,084	7,020,821	86,212,931
Y Class
Sold	3,544,994	42,559,970	5,399,840	66,239,088
Issued in reinvestment of distributions	20,048	241,923	32,849	402,009
Redeemed	(2,691,059)	(32,636,197)	(4,725,053)	(57,679,111)
	873,983	10,165,696	707,636	8,961,986
A Class
Sold	189,901	2,310,040	427,528	5,226,587
Issued in reinvestment of distributions	16,294	196,675	30,931	378,465
Redeemed	(180,627)	(2,193,227)	(269,790)	(3,295,733)
	25,568	313,488	188,669	2,309,319
C Class
Sold	10,408	125,634	66,092	806,812
Issued in reinvestment of distributions	2,978	35,985	8,456	103,444
Redeemed	(105,750)	(1,279,690)	(402,763)	(4,923,355)
	(92,364)	(1,118,071)	(328,215)	(4,013,099)
Net increase (decrease)	6,076,415	$73,069,665	9,367,420	$115,410,608

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $16,311,898 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended February 28, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $67,419 in net realized gain (loss) on futures contract transactions and $(10,717) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,062,139,633
Gross tax appreciation of investments	$70,883,358
Gross tax depreciation of investments	(12,906,349)
Net tax appreciation (depreciation) of investments	$57,977,009

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$12.28	0.11	(0.47)	(0.36)	(0.12)	(0.01)	(0.13)	$11.79	(3.00)%	0.46%(4)	1.90%(4)	24%	$856,711
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
I Class
2022(3)	$12.29	0.13	(0.48)	(0.35)	(0.13)	(0.01)	(0.14)	$11.80	(2.90)%	0.26%(4)	2.10%(4)	24%	$981,578
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$12.29	0.13	(0.48)	(0.35)	(0.13)	(0.01)	(0.14)	$11.80	(2.89)%	0.23%(4)	2.13%(4)	24%	$262,897
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(5)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(6)	$6,233
A Class
2022(3)	$12.29	0.10	(0.48)	(0.38)	(0.10)	(0.01)	(0.11)	$11.80	(3.12)%	0.71%(4)	1.65%(4)	24%	$22,396
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
C Class
2022(3)	$12.29	0.05	(0.47)	(0.42)	(0.06)	(0.01)	(0.07)	$11.80	(3.48)%	1.46%(4)	0.90%(4)	24%	$6,208
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through August 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 2204

Semiannual Report

February 28, 2022

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Rising Rates, Volatility Pressured Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From rising interest rates and soaring inflation to a Federal Reserve (Fed) policy pivot and mounting geopolitical unrest, most asset classes struggled as volatility intensified.

Early on, relatively high valuations after an extended performance run for the broad municipal bond (muni) market gave investors pause. Additionally, uncertainties surrounding proposed Biden administration tax and spending programs weighed on market sentiment. Investor reaction to the November passage of the Infrastructure Investment and Jobs Act was mixed. The bill omitted key financing tools many muni market advocates hoped it would restore. However, others were hopeful the bill’s infrastructure projects will boost municipal credit ratings and local bond issuance.

Meanwhile, surging inflation prompted the Fed to end its bond-buying program and prepare investors for the first Fed rate hike in more than three years. By period-end, Russia’s invasion of Ukraine aggravated the already-volatile climate in U.S. and global financial markets.

Rising inflation and expectations for Fed tightening fueled a steady rise in U.S. Treasury yields, and muni yields followed suit. Municipal bond returns declined for the six-month period but not as steeply as Treasury returns. California munis slightly underperformed their national municipal bond peers, while high-yield munis outperformed their investment-grade counterparts.

Staying Focused in Uncertain Times

We expect market volatility to linger amid elevated inflation and tighter Fed policy. In addition, Russia’s invasion of Ukraine has led to a devastating humanitarian crisis and further complicated a tense geopolitical backdrop. While the California muni market remains somewhat insulated from the financial market implications, we continue to evaluate the situation and what it broadly means for investors.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2022
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.28)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	23 days
Weighted Average Life	39 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	81%
31-90 days	3%
91-180 days	16%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Expenses Paid During Period(1) 9/1/21 - 2/28/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.00	$0.45	0.09%
Hypothetical
Investor Class	$1,000	$1,024.35	$0.45	0.09%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.3%
California — 97.3%
ABAG Finance Authority for Nonprofit Corporations Rev., (Sharp Healthcare Obligated Group), VRDN, 0.18%, 3/7/22 (LOC: Citibank N.A.)	$1,300,000	$1,300,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.22%, 3/7/22 (LOC: Bank of Stockton and FHLB)	2,295,000	2,295,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.22%, 3/7/22 (LOC: First Republic Bank and FHLB)	4,955,000	4,955,000
California Health Facilities Financing Authority Rev., 0.17%, 6/2/22	4,415,000	4,415,000
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRDN, 0.12%, 3/2/22	3,100,000	3,100,000
California Housing Finance Agency Rev., (Mission Gardens Affordable LP), VRDN, 0.20%, 3/7/22 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,325,000	1,325,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 0.20%, 3/7/22 (LIQ FAC: FHLMC)	200,000	200,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.22%, 3/7/22 (LOC: Wells Fargo Bank N.A.)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.22%, 3/7/22 (LOC: Wells Fargo Bank N.A.)	1,600,000	1,600,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.24%, 3/7/22 (LOC: Bank of the West)	640,000	640,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.24%, 3/7/22 (LOC: MUFG Union Bank N.A.)	1,300,000	1,300,000
California Statewide Communities Development Authority Rev., 0.14%, 6/2/22	3,500,000	3,500,000
California Statewide Communities Development Authority Rev., 0.16%, 6/9/22	3,500,000	3,500,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 0.17%, 3/7/22 (LOC: Wells Fargo Bank N.A.)	700,000	700,000
Irvine Ranch Water District Special Assessment, VRN, 0.26%, (MUNIPSA less 0.06%), 10/1/37	5,500,000	5,500,000
Los Angeles Rev., 4.00%, 6/23/22	4,500,000	4,554,447
Los Angeles County Capital Asset Leasing Corp. Rev., 0.11%, 3/2/22 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
Los Angeles County Capital Asset Leasing Corp. Rev., 0.37%, 4/1/22 (LOC: Barclays Bank plc)	4,000,000	4,000,000
Los Angeles Department of Airports Rev., 0.37%, 6/3/22 (LOC: Bank of America N.A.)	4,000,000	4,000,000
Metropolitan Water District of Southern California Rev., VRDN, 0.07%, 3/1/22 (SBBPA: PNC Bank N.A.)	1,000,000	1,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.27%, 3/7/22 (LIQ FAC: Mizuho Capital Markets LLC)(GA: FHLMC)(1)	5,000,000	5,000,000
Monterey Peninsula Water Management District COP, VRDN, 0.20%, 3/7/22 (LOC: Wells Fargo Bank N.A.)	335,000	335,000
Municipal Improvement Corp. of Los Angeles, 0.12%, 3/3/22 (LOC: Union Bank N.A.)	3,250,000	3,250,000
RBC Municipal Products, Inc. Trust GO, VRDN, 0.22%, 3/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,000,000	1,000,000
6

	Principal Amount	Value
Riverside County COP, VRDN, 0.21%, 3/7/22 (LOC: Bank of America N.A.)	$500,000	$500,000
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 0.10%, 3/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	965,000	965,000
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 0.10%, 3/7/22 (LOC: FNMA)(LIQ FAC: FNMA)	400,000	400,000
San Bernardino County Flood Control District Rev., VRDN, 0.23%, 3/7/22 (LOC: Bank of America N.A.)	6,165,000	6,165,000
San Diego County Water Authority, 0.33%, 3/24/22	2,500,000	2,500,000
San Francisco City & County Finance Corp. Rev., VRDN, 0.19%, 3/7/22 (LOC: State Street Bank & Trust Co.)	2,700,000	2,700,000
San Francisco City & County Public Utilities Commission Rev., 0.17%, 3/8/22 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Santa Clara County Financing Authority Rev., (El Camino Hospital), VRDN, 0.16%, 3/7/22 (LOC: Wells Fargo Bank N.A.)	400,000	400,000
Santa Clara Valley Transportation Authority Rev., (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax, VRDN, 0.18%, 3/7/22 (SBBPA: TD Bank N.A.)	6,000,000	6,000,000
State of California GO, 0.08%, 3/2/22 (LOC: Royal Bank of Canada)	1,200,000	1,200,000
State of California GO, 0.32%, 3/30/22 (LOC: Wells Fargo Bank N.A.)	3,700,000	3,700,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.23%, 3/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.23%, 3/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,050,000	1,050,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.22%, 3/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,125,000	1,125,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.23%, 3/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.23%, 3/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.23%, 3/7/22 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.23%, 3/7/22 (LIQ FAC: Barclays Bank plc)(1)	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.37%, 3/7/22 (LIQ FAC: Mizuho Capital Markets LLC)(1)	1,135,000	1,135,000
Victorville Joint Powers Finance Authority Rev., VRDN, 0.23%, 3/7/22 (LOC: BNP Paribas)	11,005,000	11,005,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.24%, 3/7/22 (LOC: Bank of the West)	4,060,000	4,060,000
TOTAL INVESTMENT SECURITIES — 97.3%		124,609,447
OTHER ASSETS AND LIABILITIES — 2.7%		3,425,940
TOTAL NET ASSETS — 100.0%		$128,035,387
7

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,980,000, which represented 20.3% of total net assets.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$124,609,447
Receivable for investments sold	3,595,034
Receivable for capital shares sold	64,772
Interest receivable	144,777
128,414,030

Liabilities
Disbursements in excess of demand deposit cash	285,333
Payable for capital shares redeemed	76,568
Accrued management fees	16,742
378,643

Net Assets	$128,035,387

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	128,035,979

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$128,035,985
Distributable earnings	(598)
$128,035,387

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$65,847

Expenses:
Management fees	312,714
Trustees' fees and expenses	3,805
Other expenses	30
316,549
Fees waived	(257,084)
59,465

Net investment income (loss)	6,382

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,382

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2021
Increase (Decrease) in Net Assets	February 28, 2022	August 31, 2021
Operations
Net investment income (loss)	$6,382	$12,780
Net realized gain (loss)	—	(598)
Net increase (decrease) in net assets resulting from operations	6,382	12,182

Distributions to Shareholders
From earnings	(6,382)	(12,780)

Capital Share Transactions
Proceeds from shares sold	23,554,802	46,325,389
Proceeds from reinvestment of distributions	6,268	12,529
Payments for shares redeemed	(22,944,019)	(53,171,122)
Net increase (decrease) in net assets from capital share transactions	617,051	(6,833,204)

Net increase (decrease) in net assets	617,051	(6,833,802)

Net Assets
Beginning of period	127,418,336	134,252,138
End of period	$128,035,387	$127,418,336

Transactions in Shares of the Fund
Sold	23,554,802	46,325,389
Issued in reinvestment of distributions	6,268	12,529
Redeemed	(22,944,019)	(53,171,122)
Net increase (decrease) in shares of the fund	617,051	(6,833,204)

See Notes to Financial Statements.
11

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
12

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 28, 2022 was 0.49% before waiver and 0.09% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,300,000 and $23,275,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

13

6. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of August 31, 2021, the fund had accumulated short-term capital losses of $(598), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.00%	0.09%(4)	0.49%(4)	0.01%(4)	(0.39)%(4)	$128,035
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended February 28, 2022 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 2204

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2022